Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares
Insurance premium receivables	¥ 927	¥ 1,792
Short-term borrowings	30,000	150,000
Accounts payable	211,905	262,266
Insurance premium payables	37,514	27,567
Contract liabilities	2,728	4,034
Other payables and accrued expenses	34,850	58,251
Payroll and welfare payable	56,207	43,938
Income taxes payable	2,440	2,440
Amounts due to related parties	2,451	495
Deferred tax liabilities	12,048	12,491
Operating lease liabilities	¥ 129,299	¥ 176,032
Treasury Stock, Shares | shares	46,867,940	16,534,600
Allowances of Cash And Cash Equivalents	¥ 520	¥ 0
Contract with Customer, Asset, Allowance for Credit Loss, Current	440	0
Accounts Receivable, Allowance for Credit Loss, Current	1,673	4,584
Premium Receivable, Allowance for Credit Loss	988	0
Allowance For Doubtful Accounts Prepaid Expense And Other Receivable Current	697	1,000
Contract with Customer, Asset, Allowance for Credit Loss, Noncurrent	¥ 131	¥ 0
Common Class A [Member]
Common shares authorized | shares	7,000,000,000	7,000,000,000
Common shares issued | shares	894,456,046	894,456,046
Common shares outstanding | shares	843,968,206	873,068,986
Common Class B [Member]
Common shares authorized | shares	800,000,000	800,000,000
Common shares issued | shares	150,591,207	150,591,207
Common shares outstanding | shares	150,591,207	150,591,207
Variable Interest Entity [Member]
Restricted cash, Current	¥ 42,103	¥ 30,578
Insurance premium receivables	927	1,792
Short-term borrowings	30,000	150,000
Accounts payable	204,587	261,993
Insurance premium payables	37,514	27,567
Contract liabilities	945	702
Other payables and accrued expenses	171,706	195,136
Payroll and welfare payable	50,624	39,674
Income taxes payable		2,440
Amounts due to related parties	2,451	495
Deferred tax liabilities	10,971	12,054
Operating lease liabilities	129,299	176,032
Other non-current liabilities	0	0
Variable Interest Entity [Member] | Nonrecourse [Member]
Operating lease liabilities	¥ 16,368	¥ 10,075